Geographic and Customer Concentration information	12 Months Ended
Dec. 31, 2013
Geographic Areas, Revenues from External Customers [Abstract]
Segment Reporting Disclosure [Text Block]

Note 21 — Geographic and Customer Concentration information

Product sales consist of the following:

	Year Ended December 31,
	2013	2012
Revenue from U.S. product sales	$9,549,015	$6,179,050
Revenue from non-U.S. product sales	949,711	1,062,363
Total revenue from product sales	$10,498,726	$7,241,413

In 2013, Arthrex accounted for $4,972,306, or 47%, of total product sales. No other single customer accounted for more than 5% of total product sales.